Fair value of financial instruments (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Fair Value Of Financial Instruments 1		622,138
Fair Value Of Financial Instruments 2		$ 0.02
Fair Value Of Financial Instruments 3		2,500,000
Fair Value Of Financial Instruments 4		0.0264
Fair Value Of Financial Instruments 1	2,500,000
Fair Value Of Financial Instruments 2	$ 0.0264